Equity	6 Months Ended
Jun. 30, 2014
Equity
Equity

6. Equity

        Prior to the May 28, 2014 separation, the financial statements were carved-out from SPG's books and records; thus, pre-separation ownership was solely that of SPG and noncontrolling interests based on their respective ownership interest in SPG L.P. on the date of separation (see Notes 1 and 2 for more information). Upon becoming a separate company on May 28, 2014, WPG's ownership is now classified under the typical stockholders' equity classifications of common stock, capital in excess of par value and retained earnings. Related to the separation, 155,162,597 shares of WPG common stock and 32,075,487 units of WPG L.P.'s limited partnership interest were issued to shareholders of SPG and unit holders of SPG L.P., respectively.

  Changes in Equity

        The following table provides a reconciliation of the beginning and ending carrying amounts of consolidated and combined equity:

	Common Stock	Capital in Excess of Par Value	SPG Equity	Retained Earnings	Total Stockholders' Equity	Noncontrolling Interests	Total Equity
Balance, December 31, 2013	$—	$—	$1,560,989	$—	$1,560,989	$323,536	$1,884,525
Issuance of shares in connection with separation	16	707,085	(707,101)	—	—	—	—
Issuance of limited partner units	—	—	—	—	—	22,464	22,464
Noncontrolling interest in property	—	—	—	—	—	1,032	1,032
Equity-based compensation	—	—	—	—	—	142	142
Adjustments to noncontrolling interests	—	12,748	—	—	12,748	(12,748)	—
Distributions to SPG, net(1)	—	—	(878,209)	—	(878,209)	(181,978)	(1,060,187)
Purchase of noncontrolling interest	—	—	—	—	—	(845)	(845)
Net income	—	—	24,321	79,872	104,193	21,590	125,783

Balance, June 30, 2014	$16	$719,833	$—	$79,872	$799,721	$173,193	$972,914

(1)
Amount includes approximately $1.0 billion of proceeds on new indebtedness retained by SPG L.P. as part of the separation (see Note 5).

  Stock Based Compensation

        On May 28, 2014, the Company's Board of Directors adopted the Washington Prime Group, L.P. 2014 Stock Incentive Plan (the "Plan"), which permits the Company to grant awards to current and prospective directors, officers, employees and consultants of the Company or an affiliate. An aggregate of 10,000,000 shares of common stock has been reserved for issuance under the Plan. In addition, the maximum number of awards to be granted to a participant in any calendar year is 500,000 shares. Awards may be in the form of stock options, stock appreciation rights, restricted stock, restricted stock units or other stock-based awards in WPG, or long term incentive plan ("LTIP") units or performance units in WPG, L.P. The Plan terminates on May 28, 2024.

  Other Compensation Arrangements

        On June 24, 2014, Mark Ordan, our Chief Executive Officer, was awarded 153,610 LTIP units under the Plan, pursuant to the employment agreement between the Company and Mr. Ordan, dated as of February 15, 2014 (the "Employment Agreement"). The LTIP units were granted as "Inducement LTIP Units" under the terms of the Employment Agreement. Subject to certain exceptions, 25% of the Inducement LTIP Units will become vested on each of the first four anniversaries of the effective date of the Employment Agreement based on continued employment. The grant date fair value of the award of $3.0 million is being recognized as expense over the applicable vesting period.

        Mr. Ordan is also entitled to receive special performance LTIP units ("Special PP Units") under the terms of the employment agreement that vest based upon the Company's achievement of certain shareholder return and outperformance of the Company's stock relative to certain indices. These Special PP Units were valued by an external specialist at a discount to the stock price on the date of the separation in order to allow for the possibility that the stock performance conditions will not be met. If the performance criteria have been met, a maximum amount, based on the closing price for the 20 consecutive trading days commencing on the separation date, of $2.0 million ("First Special PP"), $1.5 million ("Second Special PP") and $1.5 million ("Third Special PP") may become earned on December 31, 2015, 2016 and 2017, respectively. The earned First and Second Special Units will vest on May 28, 2017 and the earned Third Special PP Units will be vested immediately upon being earned, subject to continued employment. The grant date fair value of the award of $2.3 million is being recognized as expense over the applicable vesting periods of the Special PP Units.

        We recorded compensation expense related to all LTIP units of approximately $0.1 million for the three and six months ended June 30, 2014, which expense is included in general and administrative expense in the accompanying consolidated and combined statements of operations.